Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Goodwill And Other Intangible Assets [Line Items]
Goodwill Impairments			$ 0
Impairment loss on indefinite-lived intangible assets		$ 38,000,000		$ 38,000,000
Aggregate intangible amortization expense charged to comprehensive income (loss)	$ 4,400,000	4,500,000	$ 8,900,000	8,900,000
Trademarks [Member]
Goodwill And Other Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets		$ 38,000,000		$ 38,000,000